            OPPENHEIMER MAIN STREET FUND(R)
         Supplement dated September 12, 2003 to the
             Prospectus dated October 23, 2002

The Prospectus is changed as follows:

1.     The supplement dated April 30, 2003 is hereby
withdrawn.

  2.     Effective September 30, 2003, the section titled
    "Portfolio Managers" on page 12 of the Prospectus is
    deleted and replaced with the following:

    Portfolio Managers.  The Fund is co-managed by Nikolaos
    Monoyios and Marc Reinganum.  Mr. Monoyios is a Vice
    President of the Fund and of the Manager and an officer
    and portfolio manager of other Oppenheimer funds.
    Prior to joining the Manager in 1998, Mr. Monoyios was
    a portfolio manager at Guardian Investor Services, the
    investment management subsidiary of The Guardian Life
    Insurance Company.  Dr. Reinganum is a Vice President
    of the Manager.  Prior to joining the Manager in
    September 2002, Dr. Reinganum was the Mary Jo Vaughn
    Rauscher Chair in Financial Investments at Southern
    Methodist University.  At Southern Methodist University
    he also served as the Director of the Finance
    Institute, Chairman of the Finance Department,
    President of the Faculty at the Cox School of Business
    and member of the Board of Trustee Investment Committee.

3.     Effective April 30, 2003, the Fund's name changed
    from "Oppenheimer Main Street Growth & Income Fund" to
    "Oppenheimer Main Street Fund".  References in the
    Prospectus to Oppenheimer Main Street Growth & Income
    Fund are replaced with Oppenheimer Main Street Fund.

September 12, 2003                                PS0700.031

SAI SUPPLEMENT

            OPPENHEIMER MAIN STREET FUND(R)
         Supplement dated September 12, 2003 to the
 Statement of Additional Information dated October 23, 2002

The  Statement  of  Additional  Information  is  changed  as follows:

1.    The   supplement   dated  April  30,  2003  is  hereby
         withdrawn.

2.    Effective  September  30,  2003,  the  section  titled
         "Directors  and Officers of the Fund" is changed as
         follows:

         Mr.  Albers is deleted and Dr.  Reinganum  is added
         to the first  sentence of the fourth  paragraph  on
         page  24 and to the  first  sentence  of the  first
         paragraph on page 30.

         The biography of Charles  Albers is deleted and the
         biography  of Dr. Marc  Reinganum  is added on page
         31:

         -----------------------------------------------------------------------
                                  Officers of the Fund
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Name, Position(s)
         Held with Fund,
         Length of Service,     Principal Occupation(s) During Past 5 Years
         Age
         -----------------------------------------------------------------------
         -----------------------------------------------------------------------
         Dr. Marc            Vice  President  (since  September  2002)  of  the
         Reinganum, Vice     Manager;  a Director of Quantitative  Research and
         President and       Portfolio  Strategist  for Equities.  Formerly the
         Portfolio Manager   Mary  Jo  Vaughn   Rauscher   Chair  in  Financial
         since October 2003  Investments  at  Southern   Methodist   University
         Age:  50            since 1995.  At Southern  Methodist  University he
                             also  served  as  the   Director  of  the  Finance
                             Institute,  Chairman  of the  Finance  Department,
                             President  of the  Faculty  at the Cox  School  of
                             Business  and  member  of  the  Board  of  Trustee
                             Investment Committee.
         -----------------------------------------------------------------------

     3.  Effective April 30, 2003, the Fund's name changed
         from "Oppenheimer Main Street Growth & Income
         Fund" to "Oppenheimer Main Street Fund".
         References in the Prospectus to Oppenheimer Main
         Street Growth & Income Fund are replaced with
         Oppenheimer Main Street Fund.

September 12, 2003                                            PX0700.014